Equity-based participation plans for associates (Details 5) - Non-vested shares granted [member] Pure in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Schedule of unvested restricted stock units [roll forward]
Number of shares at beginning of period	23.9	21.0
Weighted average fair value at grante date at beginning of period	$ 80.6	$ 89.5
Fair value at grante date at beginning of period	$ 1,926,000,000	$ 1,880,000,000
Vested, number of shares	(10.7)	(10.7)
Vested, weighted average fair value at grante date	$ 90.2	$ 78.2
Vested, fair value at grante date	$ (965,000,000)	$ (837,000,000)
Forfeited, number of shares	(1.9)	(1.8)
Forfeited, weighted average fair value at grante date	$ 76.4	$ 80.7
Forfeited, fair value at grante date	$ (145,000,000)	$ (145,000,000)
Number of shares at end of period	25.7	23.9
Weighted average fair value at grante date at end of period	$ 77.1	$ 80.6
Fair value at grante date at end of period	$ 1,981,000,000	$ 1,926,000,000
Annual incentive
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	1.3	1.3
Granted, weighted average fair value at grante date	$ 83.9	$ 69.3
Granted, fair value at grante date	$ 109,000,000	$ 90,000,000
Share savings plans
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	4.1	4.5
Granted, weighted average fair value at grante date	$ 84.9	$ 69.4
Granted, fair value at grante date	$ 348,000,000	$ 312,000,000
Select North America
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	3.9	4.5
Granted, weighted average fair value at grante date	$ 77.8	$ 64.1
Granted, fair value at grante date	$ 303,000,000	$ 288,000,000
Select outside North America
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	2.1	2.0
Granted, weighted average fair value at grante date	$ 79.7	$ 65.3
Granted, fair value at grante date	$ 167,000,000	$ 131,000,000
Long-Term Performance Plan
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	1.5	1.4
Granted, weighted average fair value at grante date	$ 85.8	$ 71.5
Granted, fair value at grante date	$ 129,000,000	$ 100,000,000
Long-Term Relative Performance Plan
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	0.3	0.4
Granted, weighted average fair value at grante date	$ 52.0	$ 47.7
Granted, fair value at grante date	$ 16,000,000	$ 19,000,000
Other share awards
Schedule of unvested restricted stock units [roll forward]
Granted, number of shares	1.2	1.3
Granted, weighted average fair value at grante date	$ 77.9	$ 67.8
Granted, fair value at grante date	$ 93,000,000	$ 88,000,000